Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

29. Shareholders’ equity

a)   Share capital

As of December 31, 2019 and 2020, Share capital, at par value, was as follows:

			Total Par Value
	Number of shares		(Millions of Pesos)
	12/31/2019	12/31/2020	12/31/2019	12/31/2020

Fixed capital:
Series F shares	3,464,309,145	3,464,309,145	13,098	13,098
Series B shares	3,322,685,212	3,322,685,212	12,562	12,562
	6,786,994,357	6,786,994,357	25,660	25,660

Authorized unsubscribed capital:
Series F shares	331,811,068	331,811,068	—	—
Series B shares	318,188,932	318,188,932	—	—
	650,000,000	650,000,000	—	—
	7,436,994,357	7,436,994,357	25,660	25,660

Share capital is comprised of fixed shares, which cannot be increased and variable shares, which may be increased without limit.

Series F shares may only be acquired by the Parent company or, directly or indirectly, by Banco Santander, S.A. (Spain), except when such shares are transferred in guarantee or in ownership to the Mexican Bank Savings Protection Institute (Instituto para la Protección al Ahorro Bancario, hereinafter “IPAB”). These shares can only be sold with the prior authorization of SHCP. No authorization shall be required from such Authority and corporate bylaws will not have to be amended when the transfer of shares is in either guarantee or ownership to the IPAB.

At all times, Series F share capital shall represent at least 51% of share capital and Series B share capital can represent up to 49% of the share capital.

Foreign governments may not direct or indirectly own any share capital of the Bank, except when: i) they do it temporarily as part of financial supporting or bailout; ii) they do it through official entities and iii) they do it indirectly and do not have control on the Bank, pursuant Article 13 of the Credit Institutions Law. All the aforementioned exceptions must be authorized by the CNBV.

Capital reductions will incur taxation on the excess of the amount distributed against the corresponding tax value determined according to the Income Tax Law (Ley del Impuesto sobre la Renta).

As mentioned in Note 3, Banco Santander (Spain) increased its participation in the Bank; after this transaction, the shareholders’ structure is as follow:

	Prior to exchange offer	After exchange offer

Banco Santander (Spain)	74.96%	91.64%
Minority shareholders	25.04%	8.36%

b)   Share premium

Share premium includes the amount paid up by the Bank’s shareholders in capital issues in excess of the par value.

The Mexican Corporation Law (Ley General de Sociedades Mercantiles) expressly permits the use of the share premium account balance to increase capital and does not establish any specific restrictions as to its use.

c)   Accumulated reserves

Accumulated reserves include the net amount of the accumulated profit recognized in previous years in the consolidated income statement that was appropriated to consolidated total equity, the legal reserve, the differences between the selling price of treasury shares and its cost of acquisition thereof, the remeasurement of defined benefit obligation and the recognition of equity-settled share-based payments.

Accumulated profit

This includes the accumulated profit not distributed to shareholders.

Dividend policy and payment of dividends

Income tax must be paid in the event that payment of dividends from profits is not previously subject to income tax. Accordingly, the Bank must keep track of profits subject to each rate and maintain such accumulated profits in a Net tax profit account (Cuenta de Utilidad Fiscal Neta).

In accordance with amendments to the Income Tax Law, dividends paid from profits earned in fiscal year 2014 and thereafter by Mexican companies to Mexican resident individuals or foreign residents (including foreign corporations) are subject to an additional withholding tax of 10%. International tax treaties may apply to avoid double taxation on dividends paid to overseas shareholders.

Dividends paid by the Bank to Mexican resident individuals and foreign residents in 2018, 2019 and 2020 are not subject to the 10% additional withholding tax as such dividends were paid from profits obtained prior to 2014.

Legal reserve

The Bank is subject to the legal reserve provision whereby at least 10% of net profits each year must be allocated and transferred to a capital reserve fund until reaching the equivalent of 100% of the paid-in share capital. Regarding Bank’s subsidiaries, the legal reserve provision requires the creation of a legal reserve equal to 5% of net profits until reaching 20% of paid-in share capital. The legal reserve cannot be distributed to the shareholders during the existence of the aforementioned entities, except in the form of a stock dividend.

As of December 31, 2019 and 2020, Banco Santander México and its subsidiaries comply with the percentage of legal reserve required.

Treasury shares

Transactions involving own equity instruments are recognized directly in consolidated total equity, and no profit or loss may be recognized on these transactions. The costs of any transaction involving own equity instruments are deducted directly from consolidated total equity, net of any related income tax effect.

d)   Other disclosures

During the Ordinary General Annual Meeting of April 28, 2017, the following resolution was adopted:

-The amount of 4,234 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on May 30, 2017.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary and Extraordinary General Meeting of December 8, 2017, the following resolutions were adopted:

-The amount of 4,676 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on December 27, 2017.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

-It was agreed to carry out a corporate restructuring process, which considers, among other corporate actions, the merger of Grupo Financiero Santander México, S.A.B. de C.V. (hereinafter, “the Former Group”), as the merged entity, with Banco Santander México, as the merging entity.

To carry out this merger, the following resolutions were adopted:

i.

Increase the share capital of Banco Santander México by capitalizing the share premium for 17,574 million pesos, through the issuance of 175,746,122,497 shares, with a nominal value of 0.10 pesos per share, of which 147,353,683,122 shares correspond to the Series F and 28,392,439,375 shares correspond to the Series B.

ii.

Perform an equity concentration (reverse split) by increasing the nominal value of Banco Santander México’s shares from 0.10 pesos per share to 3.780782962 and decreasing the number of outstanding shares. Because of the reverse split, 264,464,365,125 shares representing the share capital of Banco Santander México were cancelled and 6,994,962,889 new shares representing the share capital of Banco Santander México were issued.

iii.

Complete the exchange of shares between Banco Santander México and the Former Group once the merger has been registered in the Public Registry of Commerce. The exchange of shares will be carried out by cancelling the shares representing the Former Group and the issuance of new shares of Banco Santander México whose holders will be the shareholders of the Former Group.

iv.

Increase the unsubscribed share capital of Banco Santander México by 1,671 million pesos through the cancellation of 207,968,532 treasury shares and the issuance of 650,000,000 new shares representing Banco Santander México's share capital, which will be held as treasury shares by Banco Santander México to guarantee the conversion of the Subordinated Additional Tier I Capital Notes issued by Banco Santander México in December 2016 (see Note 22).

Additionally, a decree and payment of a cash dividend to the shareholders of the Former Group was approved for an amount up to 1,950 million pesos in order to equal to one the book value of the shares of the Former Group with those of Banco Santander México. The final amount of the dividend to make equivalent to one the book value of the shares of the Former Group with those of Banco Santander México amounted to 1,822 million pesos, which was paid on January 25, 2018.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

All aforementioned resolutions were effective on January 26, 2018, once the Ordinary and Extraordinary General Meeting minute and the merger agreements between Banco Santander México and the Former Group were registered in the Public Registry of Commerce. On the same date, the delivery of Banco Santander México's shares through S.D. Indeval, S.A. de C.V. (INDEVAL), Institución para el Depósito de Valores to Banco Santander México’s shareholders was completed.

During the Ordinary General Annual Meeting of February 21, 2018, it was decided to approve the creation of a fund to repurchase own shares by an amount of 12,800 million pesos. Based on the aforementioned approval, during the period ended December 31, 2018, Banco Santander México acquired 5,671,453 own shares that amounted to 145 million pesos.

During the Ordinary and Extraordinary General Annual Meeting of April 30, 2018, it was decided to allocate 4,279 million pesos from Accumulated reserves for the payment of dividends, which were paid to shareholders on June 29, 2018.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Meeting of December 3, 2018, it was decided to allocate 4,949 million pesos from Accumulated reserves for the payment of dividends, which were paid to shareholders on December 28, 2018.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Annual Meeting of April 29, 2019, the following resolutions were adopted:

-	It was decided to ratify the fund to repurchase own shares that amounts to 12,800 million pesos.
-	The amount of 4,843 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on May 28, 2019.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Meeting of November 28, 2019, it was decided to allocate 5,450 million pesos from Accumulated reserves for the payment of dividends, which were paid to shareholders on December 27, 2019.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Annual Meeting of April 28, 2020, it was decided to ratify the fund to repurchase own shares by an amount of 12,800 million pesos.

During the Extraordinary General Meeting of June 15, 2020, it was decided to increase the limit for the issuance of securities to USD 10 billion, which may be issued as any of the following:

(i)	debt issued in local or international markets;
(ii)	senior or subordinated debt, including in both cases preferred or non-preferred financial instruments, and debt instruments that, from a regulatory point of view, are classified as capital;
(iii)	individual issuances or through one or more programs; and
(iv)	having a maximum period of fifteen years, or, if appropriate, the maturity determined by the Board of Directors or, where appropriate by a shareholders' meeting.

During the Extraordinary General Meeting of September 30, 2020, it was approved to carry out the merger of Banco Santander México as the merging entity, with Santander Vivienda, as the merged entity (see Note 3).